Angel Oak Mortgage Trust 2022-3 ABS-15G

Exhibit 99.42

Client Name:	Angel Oak
Client Project Name:	AOMT 2022-3
Start - End Dates:	xxxx 20 - xxxx 20
Deal Loan Count:	6

Loan Level Tape Compare Upload
Loans in Report	6

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2022030639	xxxx	Debt to Income Ratio (Back)	xxxx	xxxx
2022030639	xxxx	Property Tax Total Tax Amount	xxxx	xxxx
2022030641	xxxx	Borrower 1 Total Income	xxxx	xxxx
2022030642	xxxx	Borrower 1 Total Income	xxxx	xxxx
2022030643	xxxx	Borrower 1 Total Income	xxxx	xxxx
2022030644	xxxx	Borrower 1 Total Income	xxxx	xxxx

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